Derivative Financial Instruments - Schedule of Positions Presented on the Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Effects of netting arrangements	$ (7,192)
Derivative Asset, Net	54,555
Derivative Asset, Gross	61,747
Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Effects of netting arrangements		$ (9,661)
Derivative Asset, Net
Derivative Asset, Gross		9,661
Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Effects of netting arrangements	7,192
Derivative Liabilities, Net	(10,946)
Derivative Liabilities, Gross	(18,138)
Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Effects of netting arrangements		9,661
Derivative Liabilities, Net		(7,465)
Derivative Liabilities, Gross		(17,126)
Non Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Effects of netting arrangements	(15,083)
Derivative Asset, Net	11,058
Derivative Asset, Gross	26,141
Non Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Effects of netting arrangements		(6,810)
Derivative Asset, Net
Derivative Asset, Gross		6,810
Non Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Effects of netting arrangements	15,083
Derivative Liabilities, Net	(2,058)
Derivative Liabilities, Gross	(17,141)
Non Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Effects of netting arrangements		6,810
Derivative Liabilities, Net		(6,734)
Derivative Liabilities, Gross		(13,544)
Oil [Member] | Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Gross	15,301
Oil [Member] | Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Gross		2,056
Oil [Member] | Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross	(4,826)
Oil [Member] | Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross		(1,661)
Oil [Member] | Non Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Gross	17,758
Oil [Member] | Non Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Gross		793
Oil [Member] | Non Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross	(3,454)
Oil [Member] | Non Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross		(757)
Gas [Member] | Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Gross	46,152
Gas [Member] | Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Gross		7,428
Gas [Member] | Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross	(2,169)
Gas [Member] | Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross		(11,738)
Gas [Member] | Non Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Gross	6,628
Gas [Member] | Non Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Gross		3,691
Gas [Member] | Non Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross	(9,316)
Gas [Member] | Non Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross		(9,723)
NGL [Member] | Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Gross	294
NGL [Member] | Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Gross		177
NGL [Member] | Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross	(11,143)
NGL [Member] | Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross		(3,727)
NGL [Member] | Non Current Assets [Member] | Successor [Member]
Derivative [Line Items]
Derivative Asset, Gross	1,755
NGL [Member] | Non Current Assets [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Asset, Gross		2,326
NGL [Member] | Non Current Liabilities [Member] | Successor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross	$ (4,371)
NGL [Member] | Non Current Liabilities [Member] | Predecessor [Member]
Derivative [Line Items]
Derivative Liabilities, Gross		$ (3,064)